Pension obligations (Schedule of detailed information about remeasurement on net defined benefit liability) - (Details) - Pension obligations [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Pension Obligations [Line Items]
Loss (return) on plan assets (excluding amounts included in net interest expense)	$ 306	$ (15,377)
Actuarial losses/(gains) arising from changes in demographic assumptions	1,498	(1,461)
Actuarial (gains) losses arising from changes in financial assumptions	(24,663)	16,967
Actuarial gains arising from changes experience adjustments	(848)	(2,625)
Defined benefit gain related to remeasurement	(23,707)	(2,496)
Total pension cost	$ (4,494)	$ 11,290